Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2020	2021

Government authorities	$10,348	$7,010
Accrued expenses and other liabilities	24,277	26,038

	$34,625	$33,048